Trade and Other Receivables, net - Schedule of Activity of Allowance for Credit Losses Related to Trade and Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Activity of allowance for credit losses related to trade and other receivables
Balance at beginning of year	$ (59,424)	$ (53,323)	$ (58,884)
Recoveries (provisions), net	2,920	(10,800)	(12,255)
Amounts written off as uncollectible	4,119	2,222	17,826
Foreign currency translation	729	2,869	(5,885)
Other	294	(392)	5,875
Balance at end of year	$ (51,362)	$ (59,424)	$ (53,323)